Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	£ 2,445	£ 2,236	£ 1,882
Interest paid	(152)	(160)	(140)
Interest received	4	8	8
Tax paid (net)	(449)	(402)	(343)
Net cash from operating activities	1,848	1,682	1,407
Cash flows from investing activities
Acquisitions	(131)	(361)	(191)
Purchases of property, plant and equipment	(51)	(51)	(65)
Expenditure on internally developed intangible assets	(303)	(282)	(242)
Purchase of investments	(10)	(6)	(16)
Proceeds from disposals of property, plant and equipment	1	1	1
Gross proceeds from business disposals	84	18	75
Payments on business disposals	(50)	(31)	(41)
Dividends received from joint ventures	38	44	57
Net cash used in investing activities	(422)	(668)	(422)
Cash flows from financing activities
Dividends paid to shareholders of RELX PLC and RELX NV	(762)	(683)	(583)
Distributions to non-controlling interests	(10)	(9)	(8)
(Decrease)/increase in short-term bank loans, overdrafts and commercial paper	(148)	271	(339)
Issuance of term debt	873	603	500
Repayment of term debt	(712)	(474)	(186)
Repayment of finance leases	(5)	(7)	(9)
Repurchase of ordinary shares	(700)	(700)	(500)
Purchase of shares by Employee Benefit Trust	(39)	(29)	(23)
Proceeds on issue of ordinary shares	32	23	24
Net cash used in financing activities	(1,471)	(1,005)	(1,124)
(Decrease)/increase in cash and cash equivalents	(45)	9	(139)
Movement in cash and cash equivalents
At start of year	162	122	276
(Decrease)/increase in cash and cash equivalents	(45)	9	(139)
Exchange translation differences	(6)	31	(15)
At end of year	£ 111	£ 162	£ 122